Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities

Note 12 — Accrued expenses and other current liabilities

As of December 31, 2020 and 2019, accrued expenses and other current liabilities consisted of the following:

	December 31,	December 31,
	2020	2019
Accrued taxes - other	$211,421	$261,396
Accrued payroll and benefits	425,130	482,719
Accrued professional fees	443,084	201,318
Customer deposits	-	13,212
Accrued interest	463,489	341,559
Accrued legal contingencies	240,105	240,105
Earnout	200,000	-
Other	118,381	54,359
Total accrued expenses and other current liabilities	$2,101,610	$1,594,668

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS